Leases - as lessee	12 Months Ended
Dec. 31, 2024
Leases - as lessee [Abstract]
Leases - as lessee
22.	Leases – as lessee

Leases as lessee under IFRS 16

The Group leases vessels, office spaces, and other equipment from external parties under non-cancellable operating lease agreements. The leases have varying terms including options to extend and options to purchase.

Information about leases for which the Group is a lessee is presented below.

(1)	Right-of-use assets - Vessels

US$’000
Cost
At 1 January 2023	187,730
Additions	11,852
At 31 December 2023	199,582
Additions	22,131
At 31 December 2024	221,713

Accumulated depreciation
At 1 January 2023	119,826
Depreciation charge	45,195
At 31 December 2023	165,021
Depreciation charge	38,031
At 31 December 2024	203,052

Net book value
At 31 December 2023	34,561
At 31 December 2024	18,661

(2)	Amounts recognised in profit or loss

	2024 US$’000	2023 US$’000	2022 US$’000
Interest expense on lease liabilities	1,469	2,178	3,768
Expenses relating to short-term leases for vessels, included in charter hire expenses	19,997	5,594	1,040
Expenses relating to short-term leases for offices, included in rental expenses	1,984	1,988	1,613

(3)	Amounts recognised in statement of cash flows

	2024 US$’000	2023 US$’000	2022 US$’000
Total cash outflow for leases	44,192	45,969	48,643

(4)	Extension options

Some leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. In the financial year ended 2024 and 2023, the Group exercised options on certain leases to extend their charter period for a duration of one year and recognised additional lease liabilities with a corresponding increase in ROU assets.

The Group has estimated that the potential future lease payments, should it exercise the extension options, would result in an increase in lease liability of US$89.2 million.